UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07729

Hansberger Institutional Series

(Exact name of registrant as specified in charter)

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

(Address of principal executive offices) (Zip code)

J.P. Morgan Investor Services Co.

73 Tremont Street

Boston, Massachusetts 02108

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS.

The registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

--------------------------------------------------------------------------------
Emerging Markets Fund
--------------------------------------------------------------------------------

Portfolio of Investments
March 31, 2005 (Unaudited)

                                                                                   Value
   Shares                                                                         (Note 1)
-------------------------------------------------------------------------------------------
              Common Stocks - 98.2%
              Argentina - 1.1%
     68,346      Tenaris S.A. ADR                                               $ 4,203,962
                                                                                -----------
              Brazil - 13.0%
    253,100      Banco Bradesco S.A.                                              6,378,672
    180,100      Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR     3,780,299
325,679,000      Companhia Energetica de Minas Gerias                             6,492,754
    239,700      Companhia Vale do Rio Doce S.A. ADR                              6,368,829
    368,000      Petroleo Brasileiro S.A. ADR                                    16,258,240
    346,000      TeleNorte Leste Participacoes S.A. ADR (a)                       5,352,620
    987,653      Telesp Celular Participacoes S.A. ADR (a)                        5,906,165
                                                                                -----------
                                                                                 50,537,579
                                                                                -----------
              China - 5.5%
  2,344,600      China Mobile (Hong Kong) Ltd.                                    7,665,677
  6,664,200      Datang International Power Generation Co., Ltd., Class H         4,827,675
  5,641,681      Ping An Insurance Group Co. of China Ltd., Class H (a)           8,933,406
                                                                                -----------
                                                                                 21,426,758
                                                                                -----------
              Croatia - 0.7%
    232,500      Pliva d.d. GDR (b)                                               2,729,527
                                                                                -----------
              Hong Kong - 6.5%
 22,963,400      Denway Motors Ltd.                                               8,096,745
    280,876      HSBC Holdings plc                                                4,465,580
    708,600      Hutchison Whampoa Ltd.                                           6,019,059
  7,520,300      Johnson Electric Holdings Ltd.                                   6,797,761
                                                                                -----------
                                                                                 25,379,145
                                                                                -----------
              Hungary - 3.7%
    315,400      BorsodChem Rt.                                                   4,306,812
     45,300      Gedeon Richter Rt.                                               6,238,131
    111,500      OTP Bank Rt.                                                     3,821,004
                                                                                -----------
                                                                                 14,365,947
                                                                                -----------
              India - 4.0%
    877,395      Gujarat Ambuja Cements Ltd.                                      8,069,663
  2,308,900      Zee Telefilms Ltd.                                               7,344,697
                                                                                -----------
                                                                                 15,414,360
                                                                                -----------
              Indonesia - 2.8%
 21,246,500      PT Indosat TbK                                                  10,937,348
                                                                                -----------
              Korea - 18.2%
    146,900      Hyundai Motor Co., Ltd.                                          7,956,179
    301,756      Kookmin Bank ADR                                                13,473,405
    248,300      LG Chem Ltd.                                                    10,024,914
     42,312      Samsung Electronics Co., Ltd.                                   20,916,420
     39,490      Shinsegae Co., Ltd.                                             12,191,152
    300,000      SK Telecom Co., Ltd. ADR                                         5,916,000
                                                                                -----------
                                                                                 70,478,070
                                                                                -----------
              Malaysia - 1.0%

The accompanying notes are an integral part of the portfolio of investments.

  1,515,100      Maxis Communications Bhd                                         3,767,815
                                                                                -----------
              Mexico - 3.8%
    106,100      America Movil S.A. de C.V. ADR                                   5,474,760
    107,444      Cemex S.A. de C.V. ADR                                           3,894,845
    216,200      Coca-Cola Femsa S.A. de C.V. ADR                                 5,225,554
                                                                                -----------
                                                                                 14,595,159
                                                                                -----------
              Poland - 1.0%
     99,000      Prokom Software S.A. (a)                                         4,049,499
                                                                                -----------
              Russia - 9.5%
    124,600      LUKOIL ADR                                                      16,992,325
     97,900      MMC Norilsk Nickel ADR                                           5,712,465
    136,000      Surgutneftegaz ADR                                               7,956,000
    311,700      Wimm-Bill-Dann Foods OJSC ADR (a)                                6,025,161
                                                                                -----------
                                                                                 36,685,951
                                                                                -----------
              Singapore - 3.3%
  1,033,680      DBS Group Holdings Ltd.                                          9,338,405
    504,700      Singapore Airlines Ltd.                                          3,641,503
                                                                                -----------
                                                                                 12,979,908
                                                                                -----------
              South Africa - 8.5%
    418,700      Barloworld Ltd.                                                  6,727,455
     47,000      Impala Platinum Holdings Ltd.                                    3,964,652
    588,875      Nedcor Ltd.                                                      7,115,228
  4,800,000      Network Healthcare Holdings Ltd. (a)                             4,172,404
  2,381,400      Old Mutual plc                                                   6,052,357
    298,000      Telkom S.A. Ltd.                                                 5,144,824
                                                                                -----------
                                                                                 33,176,920
                                                                                -----------
              Taiwan - 9.8%
  3,083,300      Asustek Computer, Inc.                                           8,514,159
  8,577,047      Chinatrust Financial Holding Co., Ltd.                           9,677,967
  4,822,892      President Chain Store Corp.                                      8,220,317
  7,038,681      Taiwan Semiconductor Manufacturing Co., Ltd.                    11,505,493
                                                                                -----------
                                                                                 37,917,936
                                                                                -----------
              Thailand - 2.7%
  1,478,900      Advanced Info Service Public Co., Ltd. (d)                       3,780,903
 29,454,000      Land & Houses Public Co., Ltd.                                   6,551,190
                                                                                -----------
                                                                                 10,332,093
                                                                                -----------
              Turkey - 3.1%
  1,718,000      Akbank T.A.S.                                                    8,332,396
    265,000      Enka Insaat ve Sanayi AS                                         3,806,738
                                                                                -----------
                                                                                 12,139,134
                                                                                -----------
              Total - Common Stocks
              (Cost $287,606,418)                                               381,117,111
                                                                                -----------

   Face
  Amount
-----------
              U.S. Government Obligation - 3.2%
$12,394,000   U.S. Treasury Bill - 3.2%
                 6/16/05, 2.74% (c)

                 (Cost $12,322,179)                 12,323,676
                                                  ------------
              Total Investments - 101.4%
                 (Cost $299,928,597)               393,440,787
              Other Assets and Liabilities
                 (Net) - (1.4%)                     (5,525,313)
                                                  ------------
              Net Assets - 100%                   $387,915,474
                                                  ============

The accompanying notes are an integral part of the portfolio of investments.

(a)  Non-income producing securities.
(b)  144A Security - Certain conditions for public sale may exist. At March 31,
     2005, the value of these securities was $2,729,527 or 0.7% of net assets.
(c)  Zero coupon security - rate disclosed is the market yield as of March 31,
     2005.
(d)  Security was valued at fair value - At March 31, 2005 the Fund held
     $3,780,903 of fair valued securities, representing 1.0% of net assets.

ADR American Depositary Receipt
GDR Global Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

                             Sector Diversification

                                      % of
                                       Net       Market
                                     Assets       Value
----------------------------------------------------------
Financials                            20.0    $ 77,588,417
Telecommunication Services            13.9      53,946,112
Energy                                11.7      45,410,528
Information Technology                11.6      44,985,571
Materials                             10.8      42,342,179
Consumer Staples                       9.2      35,442,483
Consumer Discretionary                 7.7      29,948,812
Industrials                            7.0      26,992,516
Health Care                            3.4      13,140,063
Utilities                              2.9      11,320,430
U.S. Government Obligation             3.2      12,323,676
                                     -----    ------------
   Total Investments                 101.4     393,440,787
Other Assets and Liabilities (Net)    (1.4)     (5,525,313)
                                     -----    ------------
   Net Assets                        100.0    $387,915,474
                                     =====    ============

--------------------------------------------------------------------------------
International Growth Fund
--------------------------------------------------------------------------------

Portfolio of Investments
March 31, 2005 (Unaudited)

                                                                       Value
  Shares                                                              (Note 1)
--------------------------------------------------------------------------------
          Common Stocks - 98.5%

          Australia - 1.3%
 37,396      Woodside Petroleum Ltd.                                 $  702,943
                                                                     ----------

          Canada - 3.7%
 22,800      Manulife Financial Corp.                                 1,092,576
 22,349      Suncor Energy, Inc.                                        898,654
                                                                     ----------
                                                                      1,991,230
                                                                     ----------

          China - 2.2%
 37,900      China Mobile (Hong Kong) Ltd. ADR                          621,939
 18,698      Shanda Interactive Entertainment Ltd. ADR (a)              564,680
                                                                     ----------
                                                                      1,186,619
                                                                     ----------

          Denmark - 2.0%
 74,200      Vestas Wind Systems A/S (a)                              1,074,387
                                                                     ----------

          Finland - 2.2%
 37,200      Nokia Oyj ADR (a)                                          573,996
 44,700      Stora Enso Oyj                                             629,162
                                                                     ----------
                                                                      1,203,158
                                                                     ----------

          France - 15.0%
 35,600      Axa ADR                                                    949,808
 23,800      Bouygues S.A.                                              945,890
  8,300      Companhia Generale d'Optique Essilor International
                S.A.                                                    601,381
 10,400      L'Oreal S.A.                                               834,635
  7,400      Sanofi-Aventis                                             625,613
 11,700      Societe Generale, Class A                                1,218,753
 32,500      STMicroelectronics N.V. (N.Y. Shares)                      541,450
 34,500      Thomson                                                    932,629
 12,200      Total S.A. ADR                                           1,430,206
                                                                     ----------
                                                                      8,080,365
                                                                     ----------

          Germany - 4.9%
  6,528      Allianz AG                                                 831,189
    997      Porsche AG PFD                                             726,916
 13,500      SAP AG ADR                                                 541,080
  6,700      Siemens AG (Registered)                                    530,035
                                                                     ----------
                                                                      2,629,220
                                                                     ----------

          Hong Kong - 4.2%
156,500      Esprit Holdings Ltd.                                     1,068,503
 65,000      Hutchison Whampoa Ltd.                                     552,129
437,023      Shangri-La Asia Ltd.                                       638,779
                                                                     ----------
                                                                      2,259,411
                                                                     ----------

          India - 2.1%
 13,800      HDFC Bank Ltd. ADR                                         580,014
  7,500      Infosys Technologies Ltd. ADR                              552,975
                                                                     ----------
                                                                      1,132,989
                                                                     ----------

The accompanying notes are an integral part of the portfolio of investments.

          Israel - 1.1%
 19,500      Teva Pharmaceutical Industries Ltd. ADR                    604,500
                                                                     ----------

          Italy - 2.3%
209,900      UniCredito Italiano S.p.A.                               1,235,768
                                                                     ----------

          Japan - 19.0%
 17,395      Astellas Pharma, Inc.                                      590,350
 10,800      Canon, Inc.                                                580,591
 43,800      Denso Corp.                                              1,093,362
  8,400      Fanuc Ltd.                                                 526,963
  4,900      Funai Electric Co., Ltd.                                   605,628
  2,800      Keyence Corp.                                              650,262
  7,400      Nidec Corp.                                                923,616
 15,200      Nitto Denko Corp.                                          798,654
  4,400      Orix Corp.                                                 562,341
 20,100      Seven-Eleven Japan Co., Ltd.                               590,071
 64,000      Sharp Corp.                                                970,531
  8,000      SMC Corp.                                                  907,255
    124      Sumitomo Mitsui Financial Group, Inc.                      841,661
 15,500      Toyota Motor Corp.                                         578,207
                                                                     ----------
                                                                     10,219,492
                                                                     ----------

          Korea - 2.7%
 12,900      Kookmin Bank ADR                                           575,985
  3,500      Samsung Electronics Co., Ltd. GDR (b)                      865,091
                                                                     ----------
                                                                      1,441,076
                                                                     ----------

          Singapore - 1.3%
 75,000      DBS Group Holdings Ltd.                                    677,560
                                                                     ----------

          Spain - 3.8%
 60,400      Banco Bilbao Vizcaya Argentaria S.A.                       985,946
 59,900      Telefonica S.A.                                          1,046,291
                                                                     ----------
                                                                      2,032,237
                                                                     ----------

          Switzerland - 8.9%
  2,078      Nestle S.A. (Registered)                                   570,539
  3,100      Nobel Biocare Holding AG                                   654,774
 22,100      Novartis AG (Registered)                                 1,034,634
  5,570      Roche Holding AG                                           599,106
    916      Sika AG (a)                                                685,521
 14,710      UBS AG (Registered)                                      1,246,505
                                                                     ----------
                                                                      4,791,079
                                                                     ----------

          Taiwan - 1.0%
 64,327      Taiwan Semiconductor Manufacturing Co., Ltd. ADR           545,493
                                                                     ----------

          United Kingdom - 20.8%
 79,498      Barclays plc                                               812,687
 45,700      BHP Billiton plc                                           613,982
 14,200      BP plc ADR                                                 886,080
118,300      British Sky Broadcasting plc                             1,297,648
 55,150      Exel plc                                                   883,712
 50,200      HBOS plc                                                   782,578
 30,265      Reckitt Benckiser plc                                      961,915
 33,979      Royal Bank of Scotland Group plc                         1,081,241
 65,500      Smith & Nephew plc                                         615,750
 67,600      Smiths Group plc                                         1,087,679
184,805      Tesco plc                                                1,105,241

The accompanying notes are an integral part of the portfolio of investments.

 39,400         Vodafone Group plc ADR                                1,046,464
                                                                    -----------
                                                                     11,174,977
                                                                    -----------

          Total - Common Stocks
             (Cost $48,616,775)                                      52,982,504
                                                                    -----------

   Face
  Amount
----------
             U.S. Government Obligation - 2.7%
             U.S. Treasury Bill - 2.7%
$1,457,000
                6/16/05, 2.74% (c)
                (Cost $1,448,624)                   1,448,733
                                                  -----------
             Total Investments - 101.2%
                (Cost $50,065,399)                 54,431,237
             Other Assets and Liabilities
                (Net) - (1.2%)                       (632,831)
                                                  -----------
             Net Assets - 100%                    $53,798,406
                                                  ===========

(a)  Non-income producing securities.
(b)  144A Security - Certain conditions for public sale may exist. At March 31,
     2005, the value of these securities was $865,091 or 1.6% of net assets.
(c)  Zero coupon security - rate disclosed is the market yield as of March 31,
     2005.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
PFD  Preferred

The accompanying notes are an integral part of the portfolio of investments.

                             Sector Diversification

                                      % of
                                       Net       Market
                                     Assets      Value
---------------------------------------------------------
Financials                            25.0    $13,474,613
Consumer Discretionary                15.8      8,476,882
Information Technology                10.7      5,774,554
Industrials                           10.3      5,562,161
Health Care                            9.9      5,326,109
Consumer Staples                       7.6      4,062,401
Energy                                 7.3      3,917,882
Telecommunication Services             6.8      3,660,584
Materials                              5.1      2,727,318
U.S. Government Obligation             2.7      1,448,733
                                     -----    -----------
   Total Investments                 101.2     54,431,237
Other Assets and Liabilities (Net)    (1.2)      (632,831)
                                     -----    -----------
   Net Assets                        100.0    $53,798,406
                                     =====    ===========

--------------------------------------------------------------------------------
International Value Fund
--------------------------------------------------------------------------------

Portfolio of Investments
March 31, 2005 (Unaudited)

                                                                             Value
    Shares                                                                 (Note 1)
-------------------------------------------------------------------------------------
             Common Stocks - 96.8%
             Brazil - 3.7%
   126,000      Banco Bradesco S.A. ADR                                   $ 3,654,000
   124,000      Companhia Energetica de Minas Gerais ADR                    2,829,680
    93,762      Petroleo Brasileiro S.A. ADR                                4,142,405
                                                                          -----------
                                                                           10,626,085
                                                                          -----------
             China - 2.0%
   805,515      China Mobile (Hong Kong) Ltd.                               2,633,634
 1,954,900      Ping An Insurance Group Co. of China Ltd., Class H (a)      3,095,517
                                                                          -----------
                                                                            5,729,151
                                                                          -----------
             Finland - 3.9%
   207,900      Nokia Oyj (a)                                               3,231,558
   122,126      TietoEnator Oyj                                             4,185,474
   175,087      UPM-Kymmene Oyj                                             3,891,136
                                                                          -----------
                                                                           11,308,168
                                                                          -----------
             France - 11.3%
   178,949      Axa S.A.                                                    4,779,335
    59,382      BNP Paribas                                                 4,217,658
    83,200      Carrefour S.A.                                              4,426,878
    43,262      Groupe Danone                                               4,315,304
    29,169      Sanofi-Aventis                                              2,466,012
    40,642      Schneider Electric S.A.                                     3,192,992
   102,279      Suez S.A.                                                   2,759,563
    27,222      Total S.A.                                                  6,385,923
                                                                          -----------
                                                                           32,543,665
                                                                          -----------
             Germany - 7.8%
    18,712      Adidas-Salomon AG                                           2,980,542
    65,940      Deutsche Bank AG (Registered)                               5,703,263
    49,195      E.on AG                                                     4,226,188
    38,700      Fresenius Medical Care AG                                   3,143,528
    57,881      Linde AG                                                    3,984,670
    38,200      Schering AG                                                 2,546,872
                                                                          -----------
                                                                           22,585,063
                                                                          -----------
             Hong Kong - 5.2%
 6,663,024      Denway Motors Ltd.                                          2,349,339
   314,575      HSBC Holdings plc                                           5,001,353
   404,854      Hutchison Whampoa Ltd.                                      3,438,950
 4,688,100      Johnson Electric Holdings Ltd.                              4,237,674
                                                                          -----------
                                                                           15,027,316
                                                                          -----------
             Indonesia - 0.9%
 5,123,500      PT Indosat TbK                                              2,637,494
                                                                          -----------
             Italy - 3.1%
   245,191      ENI S.p.A.                                                  6,382,810
   208,605      Saipem S.p.A.                                               2,651,490
                                                                          -----------
                                                                            9,034,300
                                                                          -----------
             Japan - 16.7%

The accompanying notes are an integral part of the portfolio of investments.

   384,000      Asahi Glass Co., Ltd.                                       4,056,844
    90,200      Canon, Inc.                                                 4,849,009
   205,200      JS Group Corp.                                              3,775,557
   104,000      Kao Corp.                                                   2,396,784
 2,251,000      Kawasaki Heavy Industries Ltd.                              3,893,371
   858,000      Marubeni Corp.                                              2,759,462
   894,000      Mazda Motor Corp.                                           3,059,125
   512,000      NEC Corp.                                                   3,101,870
   197,500      Pioneer Corp.                                               3,561,869
    24,100      Rohm Co., Ltd.                                              2,332,040
   101,300      Sony Corp.                                                  4,044,045
   766,000      Sumitomo Trust & Banking Co., Ltd.                          5,005,927
    59,700      Takeda Pharmaceutical Co., Ltd.                             2,852,160
    69,000      World Co., Ltd.                                             2,502,992
                                                                           ----------
                                                                           48,191,055
                                                                           ----------
             Korea - 5.5%
    72,934      Kookmin Bank                                                3,257,072
    68,300      LG Chem Ltd.                                                2,757,558
    11,400      Samsung Electronics Co., Ltd.                               5,635,450
    11,900      Shinsegae Co., Ltd.                                         3,673,708
    25,100      SK Telecom Co., Ltd. ADR                                      494,972
                                                                           ----------
                                                                           15,818,760
                                                                           ----------
             Mexico - 0.3%
    24,284      Cemex S.A. de C.V. ADR                                        880,295
                                                                           ----------
             Netherlands - 6.3%
   168,471      ABN AMRO Holding N.V.                                       4,190,767
    78,070      Akzo Nobel N.V.                                             3,573,551
    97,247      European Aeronautic Defense & Space Co.                     2,914,485
   170,472      ING Groep N.V.                                              5,162,206
    91,267      Koninklijke (Royal) Philips Electronics N.V.                2,520,572
                                                                           ----------
                                                                           18,361,581
                                                                           ----------
             Russia - 1.0%
    22,000      LUKOIL ADR                                                  3,000,250
                                                                           ----------
             Singapore - 2.2%
   424,600      DBS Group Holdings Ltd.                                     3,835,894
   368,900      Singapore Airlines Ltd.                                     2,661,681
                                                                           ----------
                                                                            6,497,575
                                                                           ----------
             South Africa - 1.1%
 1,229,397      Old Mutual plc                                              3,124,527
                                                                           ----------
             Spain - 3.7%
   358,000      Banco Santander Central Hispano S.A.                        4,368,929
   538,534      Telefonica Moviles S.A.                                     6,397,138
                                                                           ----------
                                                                           10,766,067
                                                                           ----------
             Switzerland - 6.0%
   412,200      ABB Ltd. (a)                                                2,569,549
    72,600      Credit Suisse Group (a)                                     3,127,788
    61,700      Lonza Group AG (Registered)                                 3,789,278
    17,222      Nestle S.A. (Registered)                                    4,728,500
    64,757      Novartis AG (Registered)                                    3,031,664
                                                                           ----------
                                                                           17,246,779
                                                                           ----------
             Taiwan - 0.7%
 1,241,520      Taiwan Semiconductor Manufacturing Co., Ltd.                2,029,400
                                                                           ----------
             United Kingdom - 15.4%
    70,800      AstraZeneca plc                                             2,790,728

The accompanying notes are an integral part of the portfolio of investments.

   979,296      Compass Group plc                                           4,468,904
   213,787      GlaxoSmithKline plc                                         4,900,179
 1,225,572      Group 4 Securicor plc (a)                                   3,172,702
   287,512      HBOS plc                                                    4,482,082
   558,283      Kingfisher plc                                              3,046,115
   499,714      Lloyds TSB Group plc                                        4,513,561
30,118,450      Rolls-Royce Group plc B Shares (a)                             56,912
   146,907      Royal Bank of Scotland Group plc                            4,674,708
 1,362,825      Signet Group plc                                            2,768,334
   157,518      Standard Chartered plc                                      2,833,590
   290,752      Unilever plc                                                2,873,388
 1,468,487      Vodafone Group plc                                          3,898,669
                                                                          -----------
                                                                           44,479,872
                                                                          -----------
             Total - Common Stocks
                (Cost $226,648,465)                                       279,887,403
                                                                          -----------

     Face
    Amount
    ------
             U.S. Government Obligation - 0.5%
             U.S. Treasury Bill - 0.5%
$1,462,000      6/16/05, 2.75% (b)
                (Cost $1,453,552)                   1,453,705
                                                 ------------
             Total Investments - 97.3%
                (Cost $228,102,017)               281,341,108
             Other Assets and Liabilities
                (Net) - 2.7%                        7,693,582
                                                 ------------
             Net Assets - 100%                   $289,034,690
                                                 ============

(a)  Non-income producing securities.
(b)  Zero coupon security - rate disclosed is the market yield as of March 31,
     2005.
ADR American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

                             Sector Diversification

                                      % of
                                       Net       Market
                                     Assets       Value
----------------------------------------------------------
Financials                             26.0   $ 75,028,177
Industrials                            12.7     36,730,183
Consumer Discretionary                 10.8     31,301,836
Information Technology                  8.8     25,364,804
Consumer Staples                        7.7     22,414,561
Health Care                             7.5     21,731,143
Materials                               6.5     18,876,487
Telecommunication Services              5.6     16,061,906
Utilities                               3.4      9,815,430
Energy                                  7.8     22,562,876
U.S. Government Obligation              0.5      1,453,705
                                      -----   ------------
   Total Investments                   97.3    281,341,108
Other Assets and Liabilities (Net)      2.7      7,693,582
                                      -----   ------------
   Net Assets                         100.0   $289,034,690
                                      =====   ============

Notes to Portfolio of Investments
March 31, 2005 (Unaudited)

Hansberger Institutional Series (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2005, the Trust was comprised of three separate active, diversified portfolios (each individually referred to as a "Fund", collectively as the "Funds"). The International Value
Fund and the Emerging Markets Fund, each a Fund of the Trust, commenced operations on December 30, 1996. The International Growth Fund, also a Fund of the Trust, commenced operations on June 23, 2003.

The International Value Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The
International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in the equity securities of companies organized or located outside of the United States.

The Funds' investments in emerging markets or developing markets may subject the
Funds to a greater degree of risk than the Funds' investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds'
investments and income generated by these investments, as well as the Funds'
ability to repatriate such amounts.

Accounting Policies: The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds' financial statements in accordance with accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Certain events affecting the values of securities maintained in the Funds' portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or,

when securities exchange valuations are used, at the latest reported sales price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of
60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees, although the actual calculations are done by others.

The fair value of a portfolio security is the price that the Funds might reasonably expect to receive upon its current sale. Under the Trust's fair valuation procedures, the Board of Trustees has delegated to Hansberger Global
Investors, Inc., the Funds' Adviser, subject to the Board of Trustees'
supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available. Hansberger Global Investors, Inc. has established a Valuation
Committee, which is responsible for complying with the Trust's fair value procedures and determining the fair value of each security for which market quotations are not readily available and for securities whose market quotations may not, in Hansberger Global Investors, Inc.'s opinion, reflect market value.
With respect to the fair valuation of equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of March 31, 2005, approximately 0.0% of the market value of investments for the International Value Fund, 1.0% of the market value of investments for the Emerging Markets Fund, and 0.0% of the market value of investments for the International Growth Fund, were fair valued pursuant to procedures approved by the Board of Trustees.

2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund's portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates.
Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

At March 31, 2005, the Funds had no outstanding forward currency exchange contracts.

4. Federal Income Taxes: At March 31, 2005, cost, unrealized appreciation
(depreciation) for U.S. Federal income tax purposes of the investments of the
Fund were:

                                                                 Net Unrealized
                                  Unrealized      Unrealized      Appreciation
Fund                  Cost       Appreciation   (Depreciation)   (Depreciation)
----              ------------   ------------   --------------   --------------
International
   Value Fund     $228,102,017    $57,481,068    $(4,241,977)      $53,239,091
Emerging
   Markets Fund    299,928,597     98,241,141     (4,728,951)       93,512,190
International
   Growth Fund      50,065,399      5,001,330       (635,492)        4,365,838

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	During the registrant’s last fiscal quarter covered by this report, the registrant strengthened its internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended). These changes in the registrant’s internal control over financial reporting materially affected the registrant’s internal control over financial reporting by strengthening the registrant’s internal controls that are in place and designed so that transaction fees are charged in those instances in which they are required to be charged. Specifically, the registrant’s internal control over financial reporting was strengthened by requiring additional review procedures prior to the completion of transactions to ensure that required transaction fees are assessed. There were no other changes to the registrant’s internal control over financial reporting during the last fiscal quarter covered by this report that materially affected the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	(1) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 to be filed with the Form N-Q are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger Institutional Series

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger President and Chief Executive Officer May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger President and Chief Executive Officer May 31, 2005

By:	/s/ Thomas A. Christensen, Jr.
Thomas A. Christensen, Jr. Chief Financial Officer May 31, 2005